SCHEDULE OF PROPERTY MANAGEMENT AND SUBLEASING (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Property Management and Subleasing [Member]
Concentration Risk [Line Items]
Property management ,percentage	100.00%